Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net Income	$ 3,108,144	$ 4,940,441	$ 5,908,479
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of the right-of-use assets	62,410	62,410
Depreciation and amortization	1,201,229	1,105,588	1,188,173
Provision of doubtful accounts	(7,918)	188,095	(9,301)
Inventory reserve	92,059	(290,968)	67,719
Deferred tax expense	(46,187)	(86,495)	48,656
Unrealized gain from marketable securities	(323,400)
Investment income	(69,494)	(57,984)	(89,197)
Changes in operating assets and liabilities:
Accounts receivable	(545,175)	(660,667)	706,582
Bank acceptance notes receivable	387,673	(5,583,925)	(2,171,300)
Inventories	46,801	1,402,620	(3,492,342)
Advances to suppliers	(855,977)	498,378	653,028
Other current assets	(1,020,875)	125,261	(29,853)
Accounts payable	2,015,833	613,339	(46,999)
Accounts payable - related parties			(3,042)
Advance from customers	(1,221,897)	1,461,407	(2,232,858)
Advance from customers - related parties	(17,467)	29,973	2,254
Deferred revenue	(407,563)	(314,238)	(319,982)
Tax payables	(1,142,721)	988,423	(834,183)
Accrued expenses and other payables	(897,496)	722,284	73,969
Operating lease liabilities	(12,945)	(67,928)
Net cash provided by (used in) operating activities	345,034	5,076,014	(580,197)
Cash flows from investing activities:
Purchase of property and equipment	(3,491,564)	(449,766)	(616,388)
Purchase of intangible assets	(1,810)	(8,798)	(635)
Proceeds from (payment made for) long term investment		82,972	(64,165)
Purchase of available-for-sale securities	(20,000,000)		14,559
Acquisition of non-controlling interest	(706,658)		(133,552)
Net cash used in investing activities	(24,200,032)	(375,592)	(800,181)
Cash flows from financing activities:
Proceeds from bank loan		7,135,009	5,089,651
Repayment of bank loans	(7,681,081)	(4,994,506)	(3,635,465)
Proceeds from (repayment of) bank notes payable	7,804,778		(581,674)
Cash receipts from equity issuance, net of issuance cost	23,869,641
Payment for deferred offering costs			(365,310)
Net cash provided by financing activities	23,993,338	2,140,503	507,202
Effect of exchange rate change on Cash	601,903	431,765	(157,163)
Net increase (decrease) in cash and cash equivalents	740,243	7,272,690	(1,030,339)
Cash and cash equivalents at beginning of period	11,867,130	4,594,440	5,624,779
Cash and cash equivalents at end of period	12,607,373	11,867,130	4,594,440
Supplemental cash flow information
Cash paid for interest	152,499	280,169	210,588
Cash paid for income taxes	$ 820,972	275,607	$ 1,109,655
Operating lease right of use assets obtained in exchange of lease liabilities		$ 143,443